STOCK OPTIONS AND AWARDS (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Share-based Payment Arrangement, Option, Activity [Table Text Block]
Stock option activity for the year ended December 31, 2023, is summarized as follows:

(Dollars in thousands, except share and per share data)	Number of shares	Weighted average exercise price	Weighted average remaining contractual life	Aggregate intrinsic value
Outstanding at beginning of year	4,855	$9.86
Granted	0	0.00
Exercised	(4,855)	9.86
Forfeited or expired	0	0.00
Outstanding at end of year	0	$0	0.00 years	$0
Exercisable at end of year	0	$0	0.00 years	$0

Cash Proceeds Received and Tax Benefit from Share-based Payment Awards [Table Text Block]

	2023	2022	2021
Total intrinsic value of options exercised	$71	$208	$114
Cash received from exercises	$48	$177	$64
Tax benefit from exercises	$3,446	$3,095	$2,229

Share-based Payment Arrangement, Restricted Stock and Restricted Stock Unit, Activity [Table Text Block]
Activity in restricted stock for the previous three years ended December 31 is summarized as follows:

	2023		2022		2021
	Number of shares	Weighted average grant date fair value	Number of shares	Weighted average grant date fair value	Number of shares	Weighted average grant date fair value
Nonvested at beginning of year	1,229,346	$21.28	839,733	$22.30	763,283	$22.04
Granted	623,742	20.05	945,193	23.57	539,020	22.69
Vested	(728,126)	18.87	(407,386)	28.05	(386,848)	22.24
Forfeited	(52,931)	25.68	(148,194)	18.40	(75,722)	22.86
Nonvested at end of year	1,072,031	$21.75	1,229,346	$21.28	839,733	$22.30